Sales and other operating revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	$ 54,094	$ 54,846	$ 109,702	$ 118,505
Revenue And Other Operating Income, Intersegment	6,795	6,308	13,523	13,785
Revenue and other operating income	47,299	48,538	96,179	104,720
Revenue from contracts with customers	41,181	40,329	80,248	82,623
Other revenue	6,118	8,209	15,931	22,097
Crude Oil [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers	538	520	1,086	1,157
Oil products [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers	32,548	31,218	62,388	61,359
Natural gas, LNG and NGLs [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers	4,987	5,841	10,738	15,485
Non-oil products and other revenues from contracts with customers [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers	3,108	2,750	6,036	4,622
Operating segments [member] | gas & low carbon energy
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	5,809	10,428	14,484	28,314
Revenue And Other Operating Income, Intersegment	371	840	641	1,376
Revenue and other operating income	5,438	9,588	13,843	26,938
Operating segments [member] | oil production & operations
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	6,659	5,777	13,091	11,930
Revenue And Other Operating Income, Intersegment	5,982	5,236	11,895	11,497
Revenue and other operating income	677	541	1,196	433
Operating segments [member] | customers & products
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	41,100	38,051	80,995	76,933
Revenue And Other Operating Income, Intersegment	25	(180)	318	(36)
Revenue and other operating income	41,075	38,231	80,677	76,969
Other Business And Corporate, Non-Segment
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	526	590	1,132	1,328
Revenue And Other Operating Income, Intersegment	417	412	669	948
Revenue and other operating income	109	178	463	380
Geography Eliminations [Member]
Disclosure of operating segments [abstract]
Revenue and other operating income	9,873	10,019	20,059	19,347
Reportable Geographical Components [Member]
Disclosure of operating segments [abstract]
Revenue and other operating income	57,172	58,557	116,238	124,067
Reportable Geographical Components [Member] | UNITED STATES
Disclosure of operating segments [abstract]
Revenue and other operating income	20,340	20,065	40,198	39,225
Reportable Geographical Components [Member] | Non-US
Disclosure of operating segments [abstract]
Revenue and other operating income	$ 36,832	$ 38,492	$ 76,040	$ 84,842